Current Assets - Other Assets	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about other current assets [abstract]
Current Assets - Other Assets

Note 4 Current Assets – Other Assets

	Consolidated

	Jun 30, 2026	Dec 31, 2025

Escrow reserves	$4,128,507	$4,282,898

The reserves are funds deposited with the Lender for capital expenditure, insurance, and tax as additional collateral for the loan obtained in relation to the purchase of the Riverside facility in Chattanooga, Tennessee. The reserves will be released when the loan conditions are satisﬁed, which is expected to be within 12 months from the balance sheet date.